Leases and right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Leases [Abstract]
Disclosure of additional information about leasing activities for lessee
The Company is the lessee of various assets including mobile mine equipment, offices and properties. These right-of-use assets presented below are included in property, plant and equipment (Note 12).

	Right-of-use Land and buildings	Right-of-use Plant and equipment	Total
Cost
Opening balance at January 1, 2023	$14,680	$20,217	$34,897
Additions	479	3,254	3,733
Disposals	(170)	(101)	(271)
Transfers and other movements	977	(593)	384
Balance at December 31, 2023	$15,966	$22,777	$38,743
Additions	1,930	1,814	3,744
Disposals	—	(215)	(215)
Transfers and other movements	580	(87)	493
Balance at December 31, 2024	$18,476	$24,289	$42,765

Accumulated depreciation
Opening balance at January 1, 2023	$(4,392)	$(8,662)	$(13,054)
Depreciation for the year	(1,529)	(2,575)	(4,104)
Disposals	131	43	174
Transfers and other movements	(90)	944	854
Balance at December 31, 2023	$(5,880)	$(10,250)	$(16,130)
Depreciation for the year	(1,879)	(3,286)	(5,165)
Disposals	—	104	104
Transfers and other movements	(35)	95	60
Balance at December 31, 2024	$(7,794)	$(13,337)	$(21,131)

Right-of-use assets, net carrying amount at December 31, 2023	$10,086	$12,527	$22,613
Right-of-use assets, net carrying amount at December 31, 2024	$10,682	$10,952	$21,634